COMMONWEALTH SHAREHOLDER SERVICES
                          1500 Forest Avenue, Suite 223
                               Richmond, VA 23229
                                 (804) 285-8211


February 2, 2004



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC  20549


Re:   Eastern Point Advisors Funds Trust
      SEC File Nos. 333-83951/811-09497


Ladies and Gentlemen:

On behalf of Eastern Point Advisors Funds Trust (the "Trust"), attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A ("PEA No. 6"). PEA No. 6 applies only to the Eastern Point Advisors Twenty Fund. It is proposed that PEA No. 6 become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the 1933 Act.

PEA No. 6 is being filed to: (i) update financial information; (ii)incorporate by reference the audited financial information for the Fund for its most recent fiscal year ended; (iii) make certain other non-material changes; and (iv) add appropriate exhibits and consents. PEA No. 6 does not contain any disclosures that would render it ineligible to become effective immediately pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Questions concerning PEA No. 6 may be directed to C. David Weller, Esq. at 603-422-9592.



Very truly yours,

/s/ John Pasco, III
--------------------
John Pasco, III
as Administrator

        As filed with the Securities and Exchange Commission on February 2, 2004
                                                      Registration No. 333-83951
                                                             File No.  811-09497

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.___6__                         |_X|
                                     -

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.____8____                                     |_X|
                       -

                        (Check appropriate box or boxes)

                       EASTERN POINT ADVISORS FUNDS TRUST
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                          230 Broadway East, Suite 203
                            Lynnfield, MA 01940-2320
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                  (800)949-1422
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                         Theodore E. Charles, President
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                            Lynnfield, MA 01940-2320
------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

       --
      |XX|  immediately upon filing pursuant to paragraph (b)
       --
      |  |  on ________________________ pursuant to paragraph (b)
       --
      | |  60 days after filing pursuant to paragraph (a)(1)
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      | | 75 days after filing pursuant to paragraph (a)(2) |__| on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                                TABLE OF CONTENTS



1. Part A: Prospectus for Eastern Point Advisors Twenty Fund
2. Part B: Statement of Additional Information for Eastern Point Advisors
           Twenty Fund
3. Part C

                       EASTERN POINT ADVISORS FUNDS TRUST
                       Eastern Point Advisors Twenty Fund


                                   PROSPECTUS

                                February 2, 2004




































The U.S. Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

                                                                            Page

The Fund
Management of the Fund
Your Account
Choosing a Share Class
Buying Shares
Selling Your Shares
Additional Information on Buying and Selling Fund Shares
Dividends, Distributions and Taxes
Other Investment Strategies and Risks
Additional Information

Eastern Point Advisors Twenty Fund (the "Fund")

Fund Investment Objective -- The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks.

Principal Investment Strategies of the Fund -- The Fund will invest in common stocks of companies of any size, which may include smaller emerging companies. Under normal conditions, the Fund will invest at least 80% of its assets in a select group of 20-30 common stocks, regardless of industry or sector, focusing on each individual company's growth potential.

Eastern Point Advisors, Inc. (the "Advisor") selects stocks by looking for companies with strong earnings growth potential that has not been recognized in the overall market. Special emphasis will be placed on mid cap and large cap companies that the Advisor believes demonstrate:

o     Financial stability
o     Strong earnings growth potential
o     Dominant or strong market position
o     Outstanding leadership

Current income is not an important consideration in selecting the Fund's investments.

The Fund intends to pursue an investment strategy that may result in a high turnover of positions. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%. Market conditions may dictate investments for this Fund's portfolio and may result in short-term holdings. High portfolio turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. Greater brokerage commissions and taxes on gains may adversely affect the Fund's performance.

Temporary Investments -- To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments as a temporary defensive measure. Some of these short-term money market instruments include:

o     Commercial paper;
o     Certificates   of  deposit,   demand  and  time   deposits  and banker's
      acceptances;
o     U.S. government securities; and
o     Repurchase agreements.

To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Risks -- Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

Stock Market Risks -- Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

Stock Selection Risks -- The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value.

Small or New Companies -- The Fund may invest in the securities of small or newly public companies that may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, less depth of management or a limited trading market for its stock.

Technology-Related Companies -- The value of companies involved in computers and communication may be vulnerable to the risk of obsolescence due to technological advances.

Non-Diversification -- The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers' securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

Management -- The Advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective.

Suitability -- The Fund may be appropriate for investors who seek capital appreciation and who are able to accept short-term fluctuations in return for the potential for greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

Past Fund Performance -- The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year, with respect to Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.


(11.27)%   (7.34)%        (16.49)%        26.86%

2000        2001            2002          2003


Best Quarter                  23.16% in the first quarter of 2000
Worst Quarter                -23.19% in the fourth quarter of 2000

The table shows how the Fund's average annual returns compare with those of its benchmark, the Standard & Poor's 500 Index. The figures assume reinvestment of all dividends and distributions. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses. After-tax returns are presented for Class A Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                PERFORMANCE TABLE
              (Average annual total returns as of December 31, 2003)

                                         1 Year     Since
                                                    Inception*

Class A Before Taxes                     19.57%      2.19%
Class A After Taxes on Distributions     19.57%      1.87%
Class A After Taxes on Distributions
     and Sale of Fund Shares             12.72%      1.71%
S & P 500 Index (reflects no
deduction for fees,
expenses or taxes)                       28.68%     (1.52%)

Class C Before Taxes                     25.67%       1.51%
S & P 500 Index (reflects no
deduction for fees,
expenses or taxes)                       28.68%     (3.35%)
-----------------------
*Inception date - Class A commenced operations on October 19, 1999;
                  Class C commenced operations on October 29, 1999

                          Fees and Expenses of the Fund

This table describes the fees and expenses that you could expect to pay as an investor in the Fund. Shareholder Fees are one-time expenses paid directly from your investment. Annual Fund Operating Expenses come out of Fund assets and are reflected in the Fund's total return.


                                                             Class A     Class C
                                                             Shares      Shares
Shareholder Fees
  (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed
on
  Purchases (as a percentage of offering price)              5.75%      None
Redemption Fee (as a percentage of amount redeemed)(1)       1.00%      1.00%

Annual Fund Operating Expenses:
 (expenses deducted from fund assets)

  Management Fees                                           1.50%       1.50%
  Distribution and Service (12b-1) fees(2)                  0.25%       1.00%
  Other Expenses                                            3.52%       3.52%
                                                            -----       -----
  Total Annual Operating Expenses(3)                        5.27%       6.02%
                                                            =====       =====

(1) The 1.00% redemption fee for Class A and Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.
(2) Includes an annual distribution fee of 0.25% of the Class A Share's average daily net assets, and an annual distribution fee of 0.75% and an annual service fee of 0.25 % of the Class C Share's average daily net assets.
(3) These are the gross annualized fees and expenses that the Fund would have incurred for the fiscal year ended September 30, 2003, if the Advisor had not waived any fees and/or reimbursed certain expenses. The Advisor currently intends to continue to waive and/or reimburse certain expenses indefinitely, but this voluntary action by the Advisor may be discontinued at any time on 60 day's notice. With the cap, actual expenses were:

                                                       Class A        Class C
                                                       Shares         Shares
                                                       --------        --------

Management Fees                                        1.23%           1.23%
Distribution and Service (12b-1) fees                  0.25%           1.00%
Other Expenses                                         3.52%           3.52%
                                                       -----           -----
Net Annual Operating Expenses                          5.00%           5.75%
                                                       =====           =====

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;
o you redeem all of your shares at the end of each time period;
o your investment has a 5% return each year;
o all distributions are reinvested; and
o the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                1 year         3 years    5 years   10 years
---------------------------------------------------------------
Class A         $1,171         $2,059     $3,042    $5,475
Class C         $  673         $1,706     $2,822    $5,539

You would pay the following expenses if you did not redeem your shares:

                1 year         3 years    5 years   10 years
---------------------------------------------------------------
Class A         $1,071         $2,059     $3,042    $5,475
Class C         $  573         $1,706     $2,822    $5,539

Management of the Fund -- The Fund's investment advisor is Eastern Point Advisors, Inc. (the "Advisor"), 230 Broadway East, Lynnfield, Massachusetts 01940-2320. The Advisor is responsible for the selection, purchasing, monitoring and sale of the securities in the Fund's investment portfolio. The Advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

The Advisor was founded in 1995. In addition to the Fund, the Advisor manages private accounts, consisting primarily of individual accounts. As of September 30, 2002, the Advisor had approximately $122 million of assets under management.

Portfolio Management -- Frederick F. Sears serves as the portfolio manager for the Fund. Mr. Sears graduated from Boston University in 1990 with a Bachelor of Arts degree in English and subsequently participated in Boston University's Masters of Business Administration program. From 1994 to 1995, Mr. Sears researched and analyzed companies for Boston-based FinNet, a financial services firm. From 1995 until 1998, Mr. Sears researched and analyzed companies for Boston-based Culverwell & Company, a broker-dealer and investment banker specializing in small and micro-cap securities. He is also the founder (1999) and General Partner of Clermont Capital and the Clermont Fund, a United States-based long/short hedge fund specializing in growth stocks.

Management Fees -- The Fund pays the Advisor an annual fee of 1.50% of average daily net assets payable monthly for providing investment advisory services. During the most recent fiscal year, after fee waivers, the Fund paid 1.23% in investment advisory fees.

The Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse Fund expenses so that total operating expenses of the Fund do not exceed 5.00% for Class A Shares and 5.75% for Class C Shares.

The Advisor has the right to terminate the fee waiver at any time with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the current expense limits.

Your Account

Investing in the Fund -- The Fund offers two classes of shares. Each class of shares has a different combination of sales charges, fees and other features. You should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing A Share Class -- Class A Shares. Class A Shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price.

----------------------------------------------------------------------------
                                                                    Sales charge
                                     Sales charge as %       as % of amount
         Amount invested             of offering price   invested in each Fund
         ---------------             -----------------   ---------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
       less than $50,000                   5.75%                 6.10%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
       $50,000 but less than               4.75%                 4.99%
       $100,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------
       $100,000 but less than              3.75%                 3.90%
       $500,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------
       $500,000 but less than              2.75%                 2.83%
       $1,000,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------
       $1,000,000 or more                  1.00%                 1.01%
----------------------------------------------------------------------------

Under certain circumstances, the sales charge for Class A Shares may be waived. Please see the Statement of Additional Information. Class A Shares are also subject to an annual 12b-1 fee of 0.25% of average daily net assets, which is lower than the 12b-1 fee for the Class C Shares.

Ways to Reduce Sales Charges

Investors can reduce or eliminate sales charges on Class A Shares under certain conditions:

Combined Purchases -- Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

Letter Of Intent -- This non-binding agreement allows you to purchase Class A Shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

Combination Privilege -- You can use the combined total of Class A Shares of the Fund for the purpose of calculating the sales charge.

Please Note:

You must advise your dealer, the transfer agent or the Fund if you qualify for a reduction and/or waiver in sales charges.

Class C Shares

Class C Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund. o Class C Shares are subject to an annual 12b-1 fee of 1.00%, of which 0.25% are service fees paid to the distributor, dealers or others for providing personal services and maintaining shareholder accounts. O Because of the higher 12b-1 fees, Class C Shares have higher expenses and pay lower dividends than Class A Shares.

The Fund has adopted a Class A Shares 12b-1 plan and a Class C Shares 12b-1 plan that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Buying Shares -- You can purchase shares of the Fund through broker-dealers or directly through the Advisor. You may buy shares of the Fund with an initial investment of $250 or more. Additional investments may be made for as little as $50. The Fund has the right to waive the minimum investment requirements for employees of the Advisor and its affiliates. The Fund also has the right to reject any purchase order.

Purchase Price/Determination of NAV -- The price of the Fund's shares is based on the Net Asset Value ("NAV") plus any applicable front-end sales charge for Class A Shares (the "Offering Price"). The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund (assets-liabilities/the number of shares = NAV). The Fund's investments are valued based on market value, or where market quotations are not available, on fair value as determined in good faith by the Board of Trustees. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time.

If you pay a sales charge, your price will be the Fund's offering price. When you buy shares at the offering price, the Fund deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV.

To Buy Shares

                  Initial Investment          Subsequent Investments
                   ------------------          ----------------------
By Mail      o     Complete and sign the    o     Make your check
                   account registration.          payable to the
             o     Make your check payable        Eastern Point
                   to the Eastern Point           Advisors Twenty
                   Advisors Twenty Fund           Fund.
             o     Mail the application     o     Fill out an investment
                   and your check to:             slip from an account
                   Fund Services, Inc.            statement, include
                   1500 Forest Avenue             your name and
                   Suite 111                      account number.
                   Richmond, Virginia  23229      Mail to:
             o     Minimum Initial                Fund Services, Inc.
                   Investment is $250.            1500 Forest Avenue
                                                  Suite 111
                                                  Richmond, Virginia 23229
                                            o     Minimum subsequent
                                                  investment for all
                                                  accounts is $50.

By Wire      o     Call the transfer agent  o     Call  the transfer
                   at (800) 628-4077 to           agent at (800)
                   arrange for a wire             628-4077 to arrange
                   purchase.  For same day        for a wire
                   purchase, the wire must be     purchase.  For same
                   received by 4:00 p.m.          day purchase, the
                   Eastern Time.                  wire must be
             o     Wire federal funds to:         received by 4:00
                   Suntrust Bank                  p.m. Eastern Time.
                   ABA # 061000104          o     Wire federal funds to:
                   Credit: Eastern Point          Suntrust Bank
                   Advisors Twenty Fund           ABA # 061000104
                   Acct. #: 1000008222191         Credit: Eastern
                   FBO:  (Insert your name        Point Advisors
                   and account number.)           Twenty Fund
                                                  Acct. #:
             o     Mail completed account         1000008222191
                   registration to the            FBO:  (Insert your
                   address above.                 name and
             o     Note: Your bank may            account number.)
                   charge a wire fee.       o     Note: Your bank may
                                                  charge a wire fee.

By           o     You must open a regular  o     Call  (877) ICFUNDS
Automatic          Fund account with $250         (877) 423-8637 to
Investment         minimum prior to               request the form.
Plan               participating in this    o     Complete and return
                   plan.                          the form and any other
                                                  required materials.

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.

The Fund may accept telephone orders. Unless you decline telephone privileges on your account application, you may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Retirement Accounts -- Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call (877) ICFUNDS (877) 423-8637.

Selling Your Shares -- You may sell or "redeem" your shares on any day the NYSE is open, either directly through the Advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives your redemption request in proper order (less redemption fees if applicable).

Selling Recently Purchased Shares -- The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days to allow the purchase check to clear.

Signature Guarantees -- A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public can not.

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

To Sell Shares:

By Mail      o     Submit a written             o     Mail your request to:
                   request for redemption       o     Fund Services, Inc.
                   with:                              1500 Forest Avenue
             o     The Fund's name;                   Suite 111
             o     Your   Fund    account             Richmond, Virginia
                   number;                            23229
             o     The  dollar  amount or       o     A check  will be mailed
                   number   of   shares   or          to the name and  address
                   percentage     of     the          in which the  account is
                   account  to be  redeemed;          registered.
                   and
             o     Signatures    of   all
                   persons  required to sign
                   for         transactions,
                   exactly   as  the  shares
                   are registered.

By Wire      o     This  option  must  be        o    Wire redemption
                   elected   either  in  the          requests     must     be
                   initial   application  or          received    before 10:00
                   subsequently  in  writing          a.m.  Eastern  Time  for
                   with     a      signature          money  to be  wired  the
                   guarantee.                         same business day.
             o     Call   the    transfer        o    There  is   a   $9.00
                   agent at  (800)  628-4077          charge  for  redemptions
                   with your request.                 under  $10,000  made  by
                                                      wire.

By Telephone o     This service must be          o    The Fund will use
                   elected in advance,                reasonable procedures
                   either in the initial              to confirm that the
                   application or                     request is genuine.
                   subsequently in writing       o    Written    confirmation
                   with a signature                   will be provided.
                   guarantee.
             o     Call the transfer agent at (800) 628-4077 with your request.

By           o     Complete the                   o   Withdrawals    can   be
Systematic         appropriate section on             monthly, quarterly,
Withdrawal         the Account Registration           semi-annually or
Plan               or call (877) ICFUNDS              annually.   The  minimum
                   (877) 423-8637 to                  amount is $100.
                   request a form to add              Redemption fees will
                   the plan.                          not be charged under
             o     To  participate,   you             this plan.
                   must   own  or   purchase
                   shares  with a  value  of
                   at least $10,000.


Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service that would not be charged by the Fund.

Additional Information on Buying
and Selling Fund Shares
General Policies
The Fund reserves the right to:

     O reject any purchase order when the Fund determines that it is not in the best interest of the Fund or the shareholders to accept such order. The Fund will not permit market-timing or other abusive trading practices in the Fund; make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets);change the minimum investment amounts;

     O cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear;

     0 reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Timing of Purchase or Sale Requests -- All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Redemption Policies -- Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays,
(2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fees -- To discourage short-term trading, purchases of Class A and Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gains distributions, or involuntarily redeemed shares.

Minimum Balances -- The Fund may redeem your remaining shares at NAV if the balance of your account falls below $250 due to redemptions. The Fund will notify you if your balance has fallen below $250, and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Mailings to Shareholders -- The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (877) ICFUNDS (877) 423-8637.

Dividends, Distributions and Taxes -- The Fund generally pays dividends and distributions of virtually all of its net investment income and net realized capital gains at least once a year.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on how long the Fund held the security, regardless of how long you have held your shares. If the gain is on a security held by the Fund one year or less, it is considered short term; a gain on a security held more than one year by the Fund is considered long term.

Reinvestment Option -- Dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you elect to receive them by check on the account application. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plans. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions -- Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares is a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

You will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. You will also receive information showing which portion of the distributions is not taxable in certain states.

Backup Withholding -- Shareholders may have 30% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks -- The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (877) ICFUNDS (877) 423-8637.

Other Potential Risks -- The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and swap agreements, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.

                              Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Briggs, Bunting and Dougherty, LLP has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Financial Highlights

The Table below sets forth financial data for a share outstanding throughout the periods.






                                             Year ended                                                            Period Ended
                                            September 30,                   Years ended September 30,              September 30,
                                                2003                    2002                   2001                   2000*
                                        --------------------    ---------------------------------------------- ----------------
                                        Class A     Class C     Class A     Class C     Class A    Class C    Class A   Class C
Per Share Operating Performance
Net asset value,
  beginning of period                   $ 8.93      $ 8.26      $ 8.80      $ 8.17      $15.41      $14.44    $10.00     $10.00
                                        -------     -------     -------     ------      ------      ------    ------     ------
Income from investment operations-
   Net investment loss]                  (0.41)      (0.48)      (0.45)[B]   (0.53)[B]   (0.46)[B]   (0.53)[B] (0.65)[B]  (0.74)[B]
   Net realized and unrealized
     gain (loss) on investments           1.98        1.85        0.58[B]     0.62 [B]   (5.79)[B]   (5.38)[B]  6.06[B]    5.18[B]
                                        -------     -------       ------     -------     ------      -------    -----     ------
Total from investment operations          1.57        1.37        0.13        0.09       (6.25)      (5.91)     5.41       4.44
                                        -------     -------       ------     -------     -------     -------    -----     ------
Less distributions from capital gains       -           -            -           -       (0.36)      (0.36)       -           -
                                        -------     -------       ------     -------     -------     -------   ------    -------
Net asset value, end of period          $10.50      $ 9.63       $ 8.93      $ 8.26      $ 8.80      $ 8.17    $15.41     $14.44
                                        ======      ======       ======      ======      ======      ======    ======     ======
Total Return                            17.58%      16.58%        1.48%       1.10%     (40.96%)    (41.37%)   54.10%[A]  44.40%[A]

Ratios/Supplemental Data
Net assets, end of period (000's)     $ 5,877      $  609      $ 6,454     $   642     $ 6,289       $ 837   $ 9,587    $ 1,352
Ratio to average net assets:
    Net investment loss                 (3.81%)**   (4.67%)**    (4.42%)     (5.17%)     (4.11%)     (4.86%)   (4.64%)**  (4.98%)**
   Operating expenses                    5.00%**     5.75%**      5.00%       5.75%       5.00%       5.75%     5.00%**    5.34%**
   Operating expenses
     excluding
     reimbursements
     and waivers                         5.27%**     6.02%**      5.88%       6.63%       5.15%       5.90%      7.07%**   7.82%**
    Net investment loss excluding
     reimbursements and waivers         (4.08%)**   (4.83%)**    (5.30%)     (6.05%)     (4.26%)     (5.01%)    (6.71%)** (7.46%)**
Portfolio turnover rate                   311%        311%         469%        469%        674%        674%       606%      606%

* The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999; Class C commenced operations on October 29, 1999.
** Annualized

(A) Total return from Inception.
(B) Based on average shares outstanding.


The following does not constitute part of and is not incorporated into the prospectus for Eastern Point Advisors Funds Trust

                           Privacy Policy
                 Eastern Point Advisors Funds Trust

Commitment to Consumer Privacy

   The Eastern Point Advisors Fund Trust is committed to handling investor information responsibly. We recognize and respect your privacy expectations and believe the confidentiality and security of your personal financial information is one of our financial responsibilities.

Collection of Consumer Information

   Eastern Point Advisors Fund Trust collects, retains and uses consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on our behalf generally comes from the following sources:

o     account applications and other forms submitted by Fund shareholders;

o correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about Eastern Point
      Advisors Fund Trust;

o transaction history of shareholder accounts with Eastern Point Advisors Fund Trust; or

o     third parties.

Disclosure of Consumer Information

      We disclose consumer information to third parties who are not affiliated with the Eastern Point Advisors Fund Trust:

o     as permitted by law, or

o to perform marketing services on behalf of Eastern Point Advisors Fund Trust or pursuant to a joint marketing agreement between Eastern Point Advisors Fund Trust and other financial institutions.

Security of Consumer Information

   We require service providers to Eastern Point Advisors Fund Trust:

o to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of Eastern Point Advisors Fund Trust; and

o to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and Eastern Point Advisors Fund Trust.




Additional Information

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of the SAI, request other information and ask questions about the Fund by contacting:

                    Investors Capital
                    230 Broadway East
                    Suite 203
                    Lynnfield, MA 01940-2320
                    Telephone:  (877) ICFUNDS (877-423-8637)
                    E-mail: info@investorscapital.com
                    Internet address: www.investorscapital.com

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). You may obtain paper copies for a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009 or by calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may also download a copy of this document from the SEC's Internet website for no charge at http://www.sec.gov.

The Fund's SEC File No. is 811-09497

                       EASTERN POINT ADVISORS FUNDS TRUST
                       Eastern Point Advisors Twenty Fund

                       Statement of Additional Information


                                February 2, 2004

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Eastern Point Advisors Twenty Fund prospectus dated February 2, 2004, which is incorporated by reference herein. The information in this Statement of Additional Information expands on information contained in the prospectus. The prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the principal distributor of Eastern Point Advisors Twenty Fund at the phone number or address below.

                              Principal Distributor

                          Investors Capital Corporation
                                230 Broadway East
                                    Suite 203
                         Lynnfield, Massachusetts 01940
                                 (800) 949-1422

The Fund's audited financial statements and notes thereto for the year ended September 30, 2003 and the unqualified report of Briggs, Bunting & Dougherty, LLP, the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended September 30, 2003 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund or calling (877) 423-8637.

                                Table of Contents

                                                                            PAGE

Eastern Point Advisors Twenty Fund                             1

Investment Strategies and Related Risks                        1

Other Investment Practices and Risks                           5

Investment Restrictions                                        6

Management of the Trust                                        8

Control Persons and Principal Holders of Securities           11

Investment Management and Other Services                      12

Description of Fund Shares                                    16

Brokerage                                                     16

Purchase, Redemption and Pricing of Shares                    17

Net Asset Value                                               20

Taxes                                                         21

Determination of Performance                                  23

Financial Statements                                          25

Appendix A - Description of Securities Ratings                26

                       Eastern Point Advisors Twenty Fund

Eastern Point Advisors Funds Trust (the "Trust"), 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999.

The Trust offers shares of beneficial interest (the "shares") in Eastern Point Advisors Twenty Fund in two classes of shares: Class A Shares and Class C Shares (referred to individually as a "class" and collectively as the "classes").

                    Investment Strategies and Related Risks

The prospectus describes the fundamental investment objectives and certain restrictions applicable to the Fund. The following supplements the information found in the prospectus concerning the investment policies of the Fund. The investment practices described below, except for the discussion on portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Common Stock. The Fund will generally invest in common stocks. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks generally have a history of long-term growth in value, common stock prices are often volatile in the short-term and can be influenced by general market risk and specific corporate risks.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities may be bonds, preferred stock or other securities that pay a fixed rate of interest or dividends, but offer the owner the option of converting the security into common stock. The value of convertible securities will change based on the price of the underlying common stock. Convertible securities generally pay less interest or dividend income than similar non-convertible securities, but a non-convertible security's income provides a cushion against the stock's price declines.

Small Capitalization Companies. The Fund may invest in companies with market capitalization of $1 billion or less. Investing in the common stock of smaller companies involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. In addition, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional exchanges, and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Foreign Securities. The Fund may invest directly in foreign securities or indirectly in foreign securities through American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. Generally, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Fund will not invest in unsponsored ADRs and EDRs.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Additionally, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, foreign taxation, limitations on the removal of assets of a Fund from a country, political or social instability, or diplomatic developments.

If the Fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders.

Restricted Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and which are subject to restrictions on transfer. The Fund will limit investments in restricted securities to no more than 15% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

Rule 144A Securities. The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities may be classified as "illiquid securities", however, any such security will not be considered illiquid if it is determined by Eastern Point Advisors, Inc. (the "Advisor"), under guidelines approved by the Fund's Board of Trustees, that an adequate market exists for that security. This investment practice could have the effect of raising the level of illiquidity in a Fund during any period in which qualified institutional buyers are not interested in purchasing these restricted securities.

Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities generally include securities that cannot be sold within seven business days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Repurchase agreements with maturities in excess of seven business days and securities that are not registered under the 1933 Act, but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act, are subject to this 15% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

When-Issued Securities. The Fund may invest in securities prior to their date of issue. These securities could rise or fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Fixed-Income Securities. The Fund may invest in fixed-income securities. Even though interest-bearing securities are investments, which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

U.S. Government Securities. The Fund may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law.

Credit Ratings. When investing in fixed-income securities, the Fund will purchase only those securities rated at the time of purchase within the four highest grades assigned by Standard & Poor's Rating Group ("S&P") (AAA, AA, A, BBB, BB) or Moody's Investor's Service, Inc. ("Moody's") (Aaa, Aa, A, Baa)

Generally, the ratings of Moody's and S&P represent the opinions of these agencies as to the credit quality of the securities, which they rate. These ratings are subjective and are not absolute standards of quality. Changes in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will affect the value of the security.

The Fund may invest in eligible unrated securities, which, in the opinion of the Advisor, offer comparable risks to permissible rated securities. A security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund after purchase. Neither of these events will necessarily require the Fund to sell the securities.

Fixed-income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Advisor may have to reinvest in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Repurchase Agreements. The Fund may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, a Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date.

Repurchase agreements involve some credit risk. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. To minimize risk, collateral must be held with the Fund's custodian at least equal to the repurchase price, including any accrued interest.

Derivatives. The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Fund's transactions in derivative instruments may include the purchase and writing of options on securities.

Writing Covered Options. A call option on securities obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the option's expiration date. A put option on securities obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the option's expiration date. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to a Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account.

The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the other party to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option enables the Fund to purchase specified securities at a set price during the option period, in return for the premium paid. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option enables the Fund to sell specified securities at a specified price during the option period, in exchange for the premium paid. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased for the purpose of benefiting from a decline in the price of securities, which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by compensating changes in the value of the Fund's portfolio securities.

Risks Associated With Options Transactions. The success of transactions in derivative instruments depends on the Advisor's judgment as to their potential risks and rewards. Use of derivatives exposes the fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument.

                      Other Investment Practices and Risks

Lending Portfolio Securities. The Fund may lend its portfolio securities. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Fund may make loans only to broker-dealers who are members of the New York Stock Exchange
(NYSE), or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if the Fund can terminate the loan at any time.

When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be prevented from or delayed in, liquidating the collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under which a Fund sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. The Fund continues to receive principal and interest payments on these securities. The Fund will maintain a segregated custodial account consisting of cash or liquid securities of any type or maturity, having a value at least equal to the repurchase price, plus accrued interest.

Reverse repurchase agreements involve the risk that the value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are borrowings by the Fund and are subject to its investment restrictions on borrowing.

Non-Diversification. The Fund is classified as "non-diversified" under the 1940 Act. Non-diversification means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since the Fund may invest a larger proportion of its assets in a single issuer, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

Portfolio Turnover. The Fund's portfolio turnover rate is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

The Fund may have a portfolio turnover rate higher than that of other mutual fund with a similar objective. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%.

High rates of portfolio turnover (100% or more) entail certain costs, including increased taxable income for the Fund's shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns, and other transaction costs incurred. The Advisor takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including, but not limited to, short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances and repurchase agreements.

Other Investments. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             Investment Restrictions

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares. Except as otherwise stated in the prospectus, the Fund may not:

1. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act when selling its own portfolio securities.

3. Purchase, sell or invest in real estate, real estate investment trust securities, real estate limited partnership interests, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

4. Invest in commodities or commodity futures contracts, or invest in oil, gas or other mineral leases, or exploration or development programs, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, and currencies.

5. Make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

6. Invest in the securities of any one industry (except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities), if as a result more than 25% of the Fund's total assets would be invested in the securities of such industry.

Non-Fundamental Investment Restrictions. The following restrictions may be modified by the Trustees without shareholder approval. The Fund may not:

1. Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be sold in seven business days at a price approximately equal to the price at which the Fund is valuing the security. Restricted securities and repurchase agreements with maturities in excess of seven business days are subject to this 15% limitation.

2. Invest in other open-end investment companies except to the extent allowed in the 1940 Act. Under the 1940 Act, the Fund may acquire securities of other investment companies if, immediately after the acquisition, the Fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the Fund's total assets in any other investment company, or (3) securities issued by such other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets.

3. Invest in a company for the purpose of exercising control or management of the company.

4. Write or purchase options in excess of 5% of the value of the Fund's total net assets.

5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may engage in short sales against the box for tax strategy purposes.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Fund's assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.

                             Management of the Trust

Trustees and Officers of the Trust. The direction and supervision of the Fund is the responsibility of the Board of Trustees. The Trustees have been elected by the shareholders of the Fund. The Board establishes the policies of the Fund and oversees and reviews the management of the Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Fund. The Board also reviews the various services provided by the Advisor and the Fund's administrator to ensure that the Fund's general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below:

-----------------------------------------------------------------------------
 Name (Age)     Position(s)Number Principal Occupation(s)   Other
 and Address    Held with  of     During the Past 5 Years   Directorships by
                Trust and  Funds                            Trustees
                Tenure     in
                           Trust
                           Overseen
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Interested Trustees:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Theodore E.    Chairman     1    Chairman, Chief           None
 Charles (1)    of the            Executive Officer and
 (60)           Board,            President, Investors
 230 Broadway   President         Capital Holdings (1995
 East           and               to present); Chief
 Suite 203      Trustee           Executive Officer,
 Lynnfield, MA  since             Investors Capital
 01940          October,          Corporation and Eastern
                1999              Point Advisors, Inc.
                                  (1991 to present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Timothy B.     Treasurer    1    President, Investors      None
 Murphy (2)     and               Capital Corporation
 (39)           Trustee           (1994 to present);
 230 Broadway   since             President, Eastern Point
 East           October,          Advisors, Inc. (1995 to
 Suite 203      1999              present); Vice
 Lynnfield, MA                    President, Treasurer and
 01940                            Director, Investors
                                  Capital Holdings (1995 to present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Non-interested Trustees:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Robert T.      Trustee      1    Director of Operations,   None
 Martin, (36)   since             Ipswich Brewing Co.,
 230 Broadway   October,          (1995 to present);
 East           1999              Manager, Products for
 Suite 203                        Research, Inc., a
 Lynnfield,                       scientific equipment
 MA  01940                        firm (1994-1995).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 John S.        Trustee      1    Owner/Manager, Wal-Lex    None
 Rando, Jr.,    since             Shopping Center
 (40)           October,          (1986-present).
 230 Broadway   1999
 East
 Suite 203
 Lynnfield,
 MA  01940
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Arthur E.      Trustee      1    President and Treasurer,  None
 Stickney, (69) since             Stickney & Associates,
 230 Broadway   October,          Inc., an advertising
 East           1999              firm (1985-present);
 Suite 203                        President and Treasurer,
 Lynnfield,                       Kenmore Industries, an
 MA  01940                        entryways distributor
                                 (1985-present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Officers:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Steven C.      Secretary    N/A  Chief Legal Counsel to    N/A
 Preskenis,(33) since             Investors Capital
 230 Broadway   April,            Holdings, Investors
 East           2003              Capital Corporation and
 Suite 203                        Eastern Point Advisors,
 Lynnfield,                       Inc. (2000-present).
 MA  01940                        ADR Attorney, John
                                  John Hancock (1998-2000)
 -----------------------------------------------------------------------------

(1) Mr. Charles is considered to be an "interested person" of the Trust because:
(1) he is an officer of the Trust; and (2) he owns or controls various service providers.

(2) Mr. Murphy is considered to be an "interested person" of the Trust because:
(1) he is an officer of the Trust; and (2) he is an officer of the Advisor to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

The Trust has a standing Audit Committee of the Board of Trustees composed of Messrs. Martin, Rando and Stickney. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended September 30, 2003, the Audit Committee met twice.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Martin, Rando and Stickney. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended September 30, 2003, the Nominating Committee did not meet.


As of December 31, 2003, the Trustees beneficially owned the following dollar range of equity securities in the Fund:

---------------------------------------------------------
Name of Trustee  Dollar Range of     Aggregate Dollar
                 Equity Range        of Equity
                 Securities in       Securities in all
                 the Fund            Funds of the Trust
                                     Overseen by the
                                     Trustee
---------------------------------------------------------
---------------------------------------------------------
Theodore E.     None                 None
Charles
---------------------------------------------------------
---------------------------------------------------------
Timothy B.      None                 None
Murphy
---------------------------------------------------------
---------------------------------------------------------
Robert T.       None                 None
Martin
---------------------------------------------------------
---------------------------------------------------------
John S. Rando,  None                 None
Jr.
---------------------------------------------------------
---------------------------------------------------------
Arthur E.       None                 None
Stickney
---------------------------------------------------------

Compensation of Trustees and Officers. Trustees and Officers affiliated with Investors Capital Corporation (the "Distributor") or the Advisor are not compensated by the Trust for their services. The Fund does not have any retirement plan for its Trustees. Each Trustee who is not an affiliated person of the Advisor or Distributor, as defined in the 1940 Act, receives $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

The following table sets forth the compensation paid by the Trust to the non-interested Trustees during the Fund's fiscal year ending September 30, 2003.

-----------------------------------------------------------------
Name and Position    Aggregate     Pension     Estimated  Total
                     Compensation  or          Annual     Compensation
                     From          Retirement  Benefits   from Fund
                     Fund          Benefits    Upon       and Fund
                                   Accrued     Retirement Complex
                                   as Part of  Paid to
                                   Fund        Trustees*
                                   Expenses
-----------------------------------------------------------------
-----------------------------------------------------------------
Robert T. Martin,    $2,000        None        None       $2,000
Trustee
-----------------------------------------------------------------
-----------------------------------------------------------------
John S. Rando, Jr.,  $1,500        None        None       $1,500
Trustee
-----------------------------------------------------------------
-----------------------------------------------------------------
Arthur E. Stickney,  $1,000        None        None       $1,000
Trustee
-----------------------------------------------------------------

* The Fund is the only registered mutual fund in the fund complex.

Approval of the Investment Advisory Agreement. The Board of Trustees most recently re-approved the terms and conditions of: (i) the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Eastern Point Advisors, Inc. (the "Advisor") at a meeting on August 26, 2003. At the meeting, the trustees reviewed the materials provided in advance of the meeting. These materials included a description of the agreement, information concerning the fees charged for investment advisory services, information on the Fund's expense ratio, performance data for the Fund and comparable competitors and indices, and information concerning the personnel rendering investment advisory services to the Fund. Each trustee was also provided with a memorandum discussing the Board's responsibilities in connection with the renewal of these agreement and materials which analyzed the Fund's fees, expenses and performance in comparison to other comparable funds and indices.

The Board discussed the various information provided to them and reviewed the terms and conditions of the agreement. The Board also reviewed the nature, scope and quality of the investment advisory services provided to the Fund. The Board discussed the profitability of the Adviser. A discussion ensued concerning the renewal of the agreement. After discussion, it was decided to continue the agreement for a period of one year after the agreement's present expiration date, and that the agreement contained terms, including the provisions for fees, that were fair and reasonable to the Fund.

Sales Load. The sales load is waived for purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Advisor, the Distributor and by members of their immediate families.

Code of Ethics. The Fund, the Advisor and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act, applicable the securities trading practices of their personnel. Each respective code permits the covered personnel to trade in securities in which the Fund may invest, subject to certain restrictions and reporting requirements.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet Website at http://www.sec.gov.

Proxy Voting Policies and Procedures

Policies. We may vote client proxies where a client requests and we accept such responsibility, or in the case of an employee benefit plan (as defined below), where such responsibility has been properly delegated to, and assumed by, us. In such circumstances we take our voting responsibilities very seriously and will only cast proxy votes in a manner consistent with the best interest of our clients or, to the extent applicable, their beneficiaries (collectively referred to as "clients"). Absent special circumstances, which are further discussed below, all proxies will be voted consistent with the guidelines set forth on Exhibit A ("Proxy Voting Guidelines") and these Proxy Voting Policies and Procedures, as they may be amended from time-to-time. We shall disclose to clients information about these policies and procedures, and also how they may obtain information on how we voted their proxies when we have been vested with discretion to exercise voting authority over client proxies. At any time, a client may contact us to request information about how we voted proxies for their securities. It is generally our policy not to disclose our proxy voting records to unaffiliated third parties or special interest groups.

Procedures. In order to implement these policies, we shall form and maintain a Proxy Voting Committee (the "Committee"). The Committee will be responsible for monitoring corporate actions, making proxy voting decisions, and ensuring that proxies are submitted in a timely manner. The Committee may delegate the responsibility to vote client proxies to one or more persons affiliated with us (such person (s) together with the Committee are hereafter collectively referred to as "Responsible Voting Parties") consistent with the Proxy Voting Guidelines. Specifically, when we receive proxy proposals where the Proxy Voting Guidelines outline our general position as voting either "for" or "against," the proxy will be voted by one of the Responsible Voting Parties in accordance with our Proxy Voting Guidelines. When we receive proxy proposals where the Proxy Voting Guidelines do not contemplate the issue or otherwise outline our general position as voting on a case-by-case basis, the proxy will be forwarded to the Committee, which will review the proposal and either vote the proxy or instruct one of the Responsible Voting Parties on how to vote the proxy.

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Parties may vote a proxy contrary to the Proxy Voting Guidelines if, in the sole determination of the Committee, it is determined that such action is in the best interest of our clients. In the exercise of such discretion, the Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients with respect to the same proxy vote.

The Responsible Voting Parties will document the rationale for all proxies voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of our recordkeeping process. In performing its responsibilities the Committee may consider information from one or more sources including, but not limited to, management of the company presenting the proposal, shareholder groups, legal counsel, and independent proxy research services. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

ERISA Plans. Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA") which we manage ("employee benefit plans") shall be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where we have been delegated sole proxy voting discretion, these policies and procedures will be followed subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interest of participants and beneficiaries. The Department of Labor has indicated that voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting "employer securities" held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is our policy to follow the provisions of a plan's governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

Conflicts of Interest. We may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships we maintain with persons having an interest in the outcome of certain votes. For example, we may provide services to accounts owned or controlled by companies whose management is soliciting proxies. We, along with our affiliates and/or employees, may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

If the Responsible Voting Parties become aware of any potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Committee. Conflicts of interest will be handled in various ways depending on their type and materiality of the conflict. We will take the following steps to ensure that our proxy voting decisions are made in the best interest of our clients and are not the product of such conflict:

     1. Where the Proxy Voting Guidelines outline our voting position, as either "for" or "against" such proxy proposal, voting will be in accordance with the our Proxy Voting Guidelines.

      2. Where the Proxy Voting Guidelines outline our voting position to be determined on a "case-by-case" basis for such proxy proposal, or such proposal is not contemplated in the Proxy Voting Guidelines, then one of the two following methods will be selected by the Committee depending upon the facts and circumstances of each situation and the requirements of applicable law:

           a. Voting the proxy in accordance with the voting recommendation of a non-affiliated third-party vendor; or

           b. Provide the client with sufficient information regarding the proxy proposal and obtain the client's consent or direction before voting.

Third Party Delegation. We may delegate to a non-affiliated third party vendor, the responsibility to review proxy proposals and make voting recommendations to us. We will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

Recordkeeping. We will maintain the following records under these policies and procedures:

      1. A copy of all policies and procedures that we adopt.

      2. A copy of each proxy statement that we receive regarding client's securities.

      3.   A record of each vote that we cast on behalf of a client.

      4. A copy of any document we created that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for such decision.

      5. A copy of each written client request for information on how we voted proxies on behalf of the requesting client and a copy of our written response to any (written or verbal) client request for information on how we voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws, rules and regulations. We may rely upon the SEC's EDGAR system to maintain the records referred to in item (2) above. We may also rely upon one or more third parties to create and retain the records referred to in items (2) and (3) above provided that we obtain an undertaking from that third party to provide a copy of the documents promptly upon request.

Disclosures. A copy of these policies and procedures, as well as the manner in which we voted the client proxies will be provided to clients upon request.

Special Circumstances. We may choose not to vote proxies in certain situations or for certain accounts, such as: (1) where a client has informed us that they wish to retain the right to vote the proxy; (2) where we deem the cost of voting the proxy would exceed any anticipated benefit to the client; (3) where a proxy is received for a client that has terminated our services; (4) where a proxy is received for a security that we no longer manage (i.e., we had previously sold the entire position); and/or (5) where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets").

In addition, certain accounts over which we have proxy-voting discretion may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, we will be unable to vote any security that is out on loan to a borrower on a proxy record date. If we have investment discretion, however, we reserve the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

              Control Persons and Principal Holders of Securities

Control Persons. Control persons are those that own beneficially more than 25% of the Fund's outstanding shares. As of December 31, 2003, there were no control persons of the Fund.

Principal Holders. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding shares. As of December 31, 2003, there were no principal holders of the Fund.

Management Ownership. As of December 31, 2003, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Trust, its series or classes.

                   Investment Management and Other Services

     Investment Advisor. The Fund has employed Eastern Point Advisors, Inc. (the "Advisor") as its investment advisor. As of December 31, 2003, the Advisor managed approximately $116 million of assets, consisting primarily of non-discretionary brokerage accounts. Through his ownership and voting control of more than 25% of the outstanding shares of the Advisor and the Advisor's parent, Investors Capital Holdings, Ltd., Theodore E. Charles is considered to control the Advisor. Investors Capital Holdings, Ltd. is the parent corporation of Investors Capital Corporation, the Fund's distributor.

In addition to managing the Fund's investments consistent with its investment objectives, policies and limitations, the Advisor makes recommendations with respect to other aspects and affairs of the Fund. The Advisor also furnishes the Fund with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Fund are borne by the Fund. Under the Investment Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of fact or law or for any loss by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, the Fund pays the Advisor a monthly fee at the annual rate of 1.50% of the value of the Fund's average daily net assets. For the Fund's fiscal year ending September 30, 2003, the Advisor has voluntarily agreed to waive its fees and reimburse expenses so that total operating expenses of the Fund do not exceed 5.00% for Class A Shares and 5.75% for Class C Shares. The Advisor may terminate this waiver at any time. Any waiver or reimbursement by the Advisor is subject to reimbursement by the Fund within the following three years, to the extent such reimbursement by the Fund would not cause total operating expenses to exceed any current expense limitation. Additionally, the Advisor has agreed to reimburse all expenses incurred in connection with the organization of the Fund, subject to the same recapture provisions described above.

The Investment Advisory Agreement is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the fund or by the Advisor, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.

The Fund pays all expenses not assumed by the Advisor, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the Securities and Exchange Commission (the "SEC") and various state securities commissions, taxes, insurance premiums, fees of the Fund's administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of fund shares.

The following table shows the amounts of investment advisory fees payable, fees waived and expenses reimbursed for the last three fiscal years.

--------------------------------------------------------------------------------
Year Ended September 30,   Fees Payable   Fees Waived      Expenses Reimbursed
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2003                         $ 99,447      $17,786          $-0-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2002                        $125,553       $73,893           $-0-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001                        $134,868       $13,090           $-0-
--------------------------------------------------------------------------------

Administrator. Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, became the administrator of the Fund on December 6, 2002. CSS supervises all aspects of the operation of the Fund, except those performed by the Advisor. CSS provides certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. For its services as administrator, CSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. CSS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters.

Prior to December 6, 2002, PFPC Inc. ("PFPC"), 3200 Horizon Drive, King of Prussia, PA served as administrator to the Fund pursuant to a Services Agreement. For the fiscal years ended September 30, 2002 and September 30, 2001, PFPC was paid $68,493 and $53,832, respectively, for administrative services to the Fund.

Distributor. The Advisor, on behalf of the Fund, has entered into a Distribution Agreement with Investors Capital Corporation (the "Distributor"). Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") who have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of shares of the Fund, which are continually offered at net asset value next determined, plus any applicable sales charge. The Distributor may pay extra compensation to financial services firms selling large amounts of Fund shares. This additional compensation would be calculated as a percentage of Fund shares sold by the firm.

Under the Distribution Agreement, the Trust and the Fund may use the name "Investors Capital" or any name derived from or similar to it only for so long as the Distribution Agreement or any extension, renewal or amendment thereof remains in effect. If the Distribution Agreement is no longer in effect, the Trust and the Fund (to the extent that they lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Advisor.

The Distributor received the following compensation during the last three fiscal years.

-------------------------------------------------------------------------
Fiscal Year           Net        Compensation   Brokerage      Other
Ended September   Underwriting        on       Commissions Compensation*
30,              Discounts and   Redemptions
                  Commissions        and
                                   Repurchases
-------------------------------------------------------------------------
2003            $    866         None          $ 3,750      $21,129
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2002              $ 68,133       None           $77,037     $27,201
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2001             $101,157        None           $65,212     $30,487
-------------------------------------------------------------------------

* Payments received from the Fund's Distribution Plans (see below).

First Dominion Capital Corp. ("FDCC"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as co-underwriter and national distributor of the Fund's shares pursuant to a distribution agreement. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Distribution Plans. The Trust has adopted distribution plans for the Class A and Class C Shares of the Fund (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans compensate the Distributor for its services and distribution expenses under the Distribution Agreement. The principal services and expenses for which such compensation may be used include: compensation to employees or account executives and reimbursement of their expenses; overhead and telephone costs of such employees or account executives; printing of prospectuses or reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers. A report of the amounts expended under each Plan is submitted to and approved by the Trustees each quarter.

The Plans are subject to annual approval by the Trustees. The Plans are terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class of the Fund.

Although there is no obligation for the Trust to pay expenses incurred by the Distributor in excess of those paid to the Distributor under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees could be recovered through future distribution fees. If the Distributor's actual distribution expenditures in a given year are less than the Rule 12b-1 payments it receives from the Fund for that year, and no effect is given to previously accumulated distribution expenditures in excess of the Rule 12b-1 payments borne by the Distributor out of its own resources in other years, the difference would be profit to the Distributor for that year.

Because amounts paid pursuant to a Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. None of the Trustees who are not an interested person of the Trust has a financial interest in the operation of any Plan.

The Plans were adopted because of their anticipated benefits to the Fund. These anticipated benefits include: increased promotion and distribution of the Fund's shares, an enhancement in the Fund's ability to maintain accounts and improve asset retention, increased stability of net assets of the Fund, increased stability in the Fund's positions, and greater flexibility in achieving investment objectives.

The following table summarizes Rule 12b-1 payments made to the Distributor for the last three fiscal years.

--------------------------------------------------------------------------------
Year Ended September 30,        Class A Shares       Class C Shares
--------------------------------------------------------------------------------
2003                             $15,055             $ 6,074
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002                             $18,834             $ 8,367
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001                             $19,809             $10,678
--------------------------------------------------------------------------------

Custodian. Brown Brothers Harriman & Co. (the "Custodian"), 40 Water Street, Boston, MA 02109, serves as custodian of the Fund. The Custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

Transfer Agent and Dividend Paying Agent. Fund Services, Inc. ("FSI"), 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229 is the transfer and dividend paying agent for the Fund. FSI furnishes account and transaction information and maintains shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI distributes income and capital gain distributions and prepares and files appropriate tax-related information.

Accounting Services. Commonwealth Fund Accounting ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, serves as accounting services agent for the Fund. CFA is responsible for accounting relating to the Fund and its investment transactions; maintaining its books and records; determining the daily net asset value per share; preparing security position, transaction and cash position reports.

Independent Auditors. Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102 are the independent auditors of the Fund.

                        Description of the Trust's Shares

The Trust is a business trust organized on July 14, 1999 under Delaware law. The Trustees are responsible for the management and supervision of the Fund. The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, with $0.001 par value. Under the Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares only of the Fund. Additional series may be added in the future. The Trust Instrument also authorizes the Trustees to classify and reclassify the shares of the Fund, or any other series of the Trust, into one or more classes.

Each share of the Fund represents an equal proportionate interest in the assets belonging to the Fund and has equal dividend rights. When issued, shares are fully paid and non-assessable. In the event of liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Fund has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

                                    Brokerage

The Fund intends to place substantially all of its securities transactions through the Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Distributor are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Fund will not effect transactions with the Distributor acting as principal for its own account.

The Advisor may also use non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Fund. Purchases and sales of portfolio securities are generally placed with broker-dealers who provide the best price (including brokerage commissions) and execution for orders. Transactions may also be allocated to broker-dealers who provide research. Higher fees may be paid to brokers that do not furnish research or furnish less valuable research if a good faith determination is made that the commissions paid are reasonable in relation to the value of the brokerage and research services provided. Among these services are those that brokerage houses customarily provide to institutional investors, such statistical and economic data and research reports on companies and industries.

The following table shows brokerage commissions paid by the Fund during the last three fiscal years. For the three years: (1) 100% of the Fund's aggregate broker commissions were paid to the Distributor; and (2) 100% of the Fund's aggregate dollar amount of transactions involving payment of commissions were effected through the Distributor.

-------------------------------------
   Years Ended September 30,
-------------------------------------
-------------------------------------
      2003      2002        2001
-------------------------------------
-------------------------------------
      $70,414   $77,037    $65,212
-------------------------------------

                  Purchase, Redemption and Pricing of Shares

Purchase of Shares. The Fund offers Class A and Class C Shares. The Trustees and Officers reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Fund's best interest.

Initial Sales Charges on Class A Shares. Class A Shares are offered at a price equal to their net asset value plus a sales charge which is imposed at the time of purchase. The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the prospectus. A hypothetical illustration of the computation of the offering price per share of the Fund, using the value of the Fund's Class A net assets and the number of outstanding Class A Shares of the Fund at the close of business on September 30, 2003 and the maximum front-end sales charge of 5.75% is as follows:

------------------------------------------
Class A Net Assets              $5,876,789
------------------------------------------
------------------------------------------
Class A Outstanding Shares         559,539
------------------------------------------
------------------------------------------
Class  A Net  Asset  Value  Per $    10.50
Share
------------------------------------------
------------------------------------------
Sales   Load   (5.75%   of  the $     0.64
Offering Price)
------------------------------------------
------------------------------------------
Offering Price to the Public    $    11.14
------------------------------------------

Up to 100% of the sales charge may be re-allowed to dealers who achieve certain levels of sales or who have rendered coordinated sales support efforts. These dealers may be deemed underwriters. Other dealers will receive the following compensation:

Amount Invested                                       Dealer Concession as a %
                                                      of Offering Price of
                                                      Shares Purchased

Less than $50,000                                     5.00%
$50,000 but less than $100,000                        4.00%
$100,000 but less than $500,000                       3.00%
$500,000 but less than $1,000,000                     2.00%
$1,000,000 or more                                    1.00%

Obtaining a Reduced Sales Charge for Class A Shares. Methods of obtaining a reduced sales charge referred to in the prospectus are described in more detail below.

No sales charge will be imposed on increases in net asset value, dividends or capital gain distributions, or reinvestment of distributions in additional Class A shares.

Rights of Accumulation (Class A Shares). If you already hold Class A Shares, you may qualify for a reduced sales charge on your purchase of additional Class A shares. If the value of the Class A Shares you currently hold plus the amount you wish to purchase is $50,000 or more, the sales charge on the Class A Shares being purchased will be at the rate applicable to the total aggregate amount. The Distributor's policy is to give investors the lowest commission rate possible under the sales charge structure. However, to take full advantage of rights of accumulation, at the time of placing a purchase order, the investor or his dealer must request the discount and give the Distributor sufficient information to determine and confirm whether the purchase qualifies for the discount. Rights of accumulation may be amended or terminated at any time as to all purchases occurring thereafter.

Letter of Intent (Class A Shares). If you intend to purchase Class A Shares valued at $50,000 or more during a 13-month period, you may make the purchases under a Letter of Intent so that the initial Class A Shares you purchase qualify for the reduced sales charge applicable to the aggregate amount of your projected purchase. Your initial purchase must be at least 5% of the intended purchase. Purchases made within 90 days before the signing of the Letter of Intent may be included in such total amount and will be valued on the date of the Letter of Intent. The Letter of Intent will not impose a binding obligation to buy or sell shares on either the purchaser or the Fund.

During the period of the Letter of Intent, the transfer agent will hold shares representing 3% of the intended purchase in escrow to provide payment of additional sales charges that may have to be paid if the total amount purchased under the Letter of Intent is reduced. These shares will be released upon completion of the intended investment. If the total Class A Shares covered by the Letter of Intent are not purchased, a price adjustment is made, depending upon the actual amount invested within the period covered by the Letter of Intent, by a redemption of sufficient shares held in escrow for the account of the investor. A Letter of Intent can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intent with the same expiration date as the original; and (b) automatically after the end of the period, if the total purchases of Class A Shares credited to the Letter of Intent qualify for an additional reduction in the sales charge. For more information concerning the Letter of Intent, see the application form or contact the Distributor.


Sales Charge Waivers (Class A Shares). Under certain conditions, Class A Shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor, the Distributor and any of their affiliated companies, and immediate family members of any of these people. Class A Shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor; fee-based financial planners acting for the account of their clients; broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and banks, other financial institutions and financial supermarkets that have entered into agreements with the Fund to provide shareholder services for customers.

Class C Share Purchases. Purchases of Class C Shares will be processed at net asset value next determined after receipt of your purchase order. Class C Shares are not subject to an initial sales charge, but may pay higher fees than Class A shares. Class C Shares are subject to a 1.00% redemption fee for a period of 12 months based upon the anniversary date of purchase.

Terms of Redemptions. The amount of your redemption proceeds will be based on the net asset value per share next computed after the Distributor, the Fund or the transfer agent receives the redemption request in proper form. Payment for your redemption normally will be mailed to you, except as provided below. Your redemption proceeds will normally be mailed or wired the day after your redemption is processed. If you have purchased shares by check, the payment of your redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the Distributor or a participating dealer may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the New York Stock Exchange, or when trading in the markets the Fund normally uses is restricted or an emergency exists, as determined by the SEC, so that disposal of the Fund's assets or determination of its net asset value is not reasonably practicable, or for such other periods as the SEC by order may permit.

The Fund reserves the right to redeem your account if its value is less than $250 due to redemptions. The Fund will give the shareholder 30 days' notice to increase the account value to at least $250. Redemption proceeds will be mailed in accordance with the procedures described above.

Redemptions-in-Kind. Although the Fund would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The Fund will value securities distributed in an in-kind redemption at the same value as is used in determining NAV.

Redemption Fees (Class A and Class C Shares). To discourage short-term trading, purchases of Class A and Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gains distributions or involuntary redemptions. Redemption fees are paid to the Fund to help defray transaction costs.

Waiver of Redemption Fees (Class A and Class C Shares). The redemption fee will be waived in the event of redemptions following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code, as amended.

Reinstatement Privilege (Class A Shares). A shareholder of Class A Shares who has redeemed such shares and has not previously exercised the reinstatement privilege may reinvest any portion or all the redemption proceeds in Class A Shares at net asset value, provided that such reinstatement occurs within 120 calendar days after such redemption and the account meets the minimum account size requirement. This privilege may be modified or terminated at any time by the Fund.

In order to use this privilege, the shareholder must clearly indicate by written request to the Fund that the purchase represents a reinvestment of proceeds from previously redeemed Class A Shares. If a shareholder realizes a gain on redemption of shares, this gain is taxable for federal income tax purposes even if all of such proceeds are reinvested. If a shareholder incurs a loss on a redemption and reinvests the proceeds in the same Fund, part or all of such loss may not be deductible for such tax purposes. Redemption fees are not reimbursed in the event of using the reinstatement privilege.

The reinstatement privilege may be used by each shareholder only once, regardless of the number of shares redeemed or repurchased. However, the privilege may be used without limit in connection with transactions for the sole purpose of transferring a shareholder's interest in a Fund to his or her Individual Retirement Account or other tax-qualified retirement plan account.

                                 Net Asset Value

The Fund determines its net asset value per share (NAV) each business day at the close of regular trading (currently 4:00 p.m. Eastern Time) on the New York Stock Exchange (NYSE) by dividing the Fund's net assets by the number of its shares outstanding. If the NYSE closes early, the Fund accelerates the determination of NAV to the closing time. The Fund uses the following procedures for purposes of calculating the NAV of Fund shares.

The Fund generally values equity securities traded on a national exchange or the NASDAQ Stock Market at their last sale price on the day of valuation. The Fund generally values equity securities for which no sales are reported on a valuation day, and securities traded over-the-counter, at the last available bid price.

The Fund values debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The Fund values short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation or market price is not representative of true market value.

The Fund values foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The Custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determining the Fund's NAV. If quotations are not readily available, or the value of foreign securities has been materially affected by events occurring after the closing of a foreign market, the Fund may value its assets by a method that the Trustees believe accurately reflects fair value.

On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's shares may be significantly affected on days when a shareholder has no access to the Fund.

                                      Taxes

Below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of fund shares. This discussion does not purport to deal with all aspects of federal income taxation relevant to shareholders in light of their particular circumstances. This discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). If the Fund fails to qualify as a regulated investment company, the Fund will be subject to U.S. federal income tax.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to shareholders. The Fund intends to distribute substantially all of such income. Given the investment objectives of the Fund, dividend income will not be substantial.

Amounts not distributed in accordance with certain requirements are subject to a nondeductible 4% excise tax at the fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The Fund intends to avoid application of the excise tax.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Fund, whether paid in cash or reinvested in fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

If the NAV of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption or sale of shares of the Fund, a shareholder may realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.


Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability. The Fund, the Distributor or the transfer agent will not be able to recredit the account for any amount withheld.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

                          Determination of Performance

Average Annual Total Return. The Fund may quote its performance in terms of average annual total return in communications to shareholders, or in advertising material. Average annual total return (before taxes) is calculated according to the following formula:

P (1 + T)n = ERV

Where:
P      = a hypothetical initial payment of $1,000,
T      = average annual total return,
n      = number of years.
ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-,5- or 10-year periods (or fractional portion).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The performance of the Fund depends on market conditions, portfolio composition and expenses. Investment yields, current distributions or total returns may differ from past results, and there is no assurance that historical performance will continue.

Based on the foregoing, the Fund's average annual total return (before taxes) for the periods or years indicated would be:

                           Periods ended September 30, 2003
                 ---------------------------------------------------------
Fund              One Year       Five Years      Ten Years      Since Inception
---------         --------       ----------      ---------      ---------------

Class A Shares     9.71%        N/A            N/A                  0.58%(1)
Class C Shares    15.42%        N/A            N/A                 (0.31%)(2)

(1) Commencement of operations was October 19, 1999. (2) Commencement of operations was October 29, 1999.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rte for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                   6
 YIELD =   2[(a-b+1)-1]
              cd

Where:
a   = dividends and interest earned during the period;
b   = expenses accrued for the period (net of reimbursements)
c   = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
d   = the maximum offering price per share on the last day of the period.

                              Financial Statements

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

Audited Financial Statements. The Fund's financial statements, including the notes thereto, dated as of September 30, 2003, which have been audited by Briggs, Bunting & Dougherty, LLP, are incorporated by reference from the Fund's 2003 Annual Report to Shareholders.

               Appendix A -- Descriptions of Securities Ratings

Commercial Paper Ratings.

Moody's Investors Service, Inc. (Moody's): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1. Quality of management.
2. Industry strengths and risks.
3. Vulnerability to business cycles.
4. Competitive position.
5. Liquidity measurements.
6. Debt structures.
7. Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor's Ratings Group, a Division of McGraw-Hill Companies, Inc. (S&P): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1. Liquidity ratios are adequate to meet cash requirements.
2. Long-term senior debt is rated A or better.
3. The issuer has access to at least two additional channels of borrowing.
4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5. Typically, the issuer is in a strong position in a well-established industry or industries.
6. The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

                       EASTERN POINT ADVISORS FUNDS TRUST

                           PART C - OTHER INFORMATION

ITEM 23.

EXHIBITS:

(a) Trust Instrument -- Incorporated herein by reference to Exhibit No. 23(a) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      1) Certificate of Trust -- Incorporated herein by reference to Exhibit No. 23(a)(1) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      2) FORM OF: Revised Schedule A to Trust instrument is incorporated herein by reference to Exhibit No. 23(a)(2)to Post-Effective Amendment No. 5 as filed electronically on December 18, 2003
           ("PEA No. 5").

(b) By-Laws --Incorporated herein by reference to Exhibit No. 23(b) to the Trust's Initial Registration Statement filed July 29, 1999.

(c) Instruments Defining Rights of Security Holders -- Not applicable

(d) Investment Advisory Contracts.

(1) Eastern Point Advisors Twenty Fund.

      a) Investment Advisory Contract -- Incorporated herein by reference to Exhibit No. 23(d) to Pre- Effective Amendment No. 2 filed electronically October 15, 1999.

(2) Rising Dividend Growth Fund.

a) To be provided by amendment.
b) FORM OF: Sub-Advisory Agreement between Eastern Point Advisors, Inc.
            and Dividend Growth Advisors, Inc. is incorporated herein by reference to Exhibit No. 23(d)(2)(b) of PEA No. 5.

(e)        Distribution Agreement

1) Investors Capital Corp. -- Incorporated herein by reference to Exhibit No. 23(e) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.
2) First Dominion Capital Corp. - Incorporated herein by reference to Exhibit No. 23(e)(2) to Post-Effective Amend No. 4 as filed electronically February 7, 2003 ("PEA #4).

(f)        Bonus or Profit Sharing Contracts -- None.

(g) Custodian Agreement between Brown Brothers Harriman And Co. and the Registrant on behalf of the Fund is incorporated herein be reference to Exhibit No. 23(g) to Post-Effective Amendment No. 3 filed electronically January 31, 2003 ("PEA #3").

(h)        Other Material Contracts

    1. Administrative Services.

       (a) Administrative Services Agreement dated May 1, 2002 between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant on behalf of Eastern Point Advisors Twenty Fund is incorporated herein be reference to Exhibit No. 23(h)(1)(a) to PEA #3.
      (b) Administrative Services Agreement between CSS and the Registrant on behalf of the Rising Dividend Growth Fund to be provided by amendment.

    2. Transfer Agency.

       (a) Transfer Agency Agreement dated May 1, 2002 between Fund Services, Inc. ("FSI") and the Registrant is incorporated herein be reference to Exhibit No. 23(h)(2)(a) to PEA #3.

   3. Fund Accounting.

       (a) Accounting Services Agreement dated May 1, 2002 between Commonwealth Fund Accounting, Inc. ("CFA") and the Registrant is incorporated herein be reference to Exhibit No. 23(h)(3)(a) to PEA #3.

(i) Opinion of Counsel of C. David Weller, Esq. Is incorporated herein by reference to Exhibit 23(i) of PEA No. 5.

(j)   Other Opinions

      (1) Consent of C. David Weller, Esq.
      (2) Consent of Briggs, Bunting & Dougherty, LLP

(k) Omitted Financial Statements -- None

(l) Initial Capital Agreements -- Incorporated herein by reference to Exhibit No. 23(l) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

(m) Rule 12b-1 Plan

(1) Eastern Point Advisors Twenty Fund.

           a) Incorporated herein by reference to Exhibit No. 23(m) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

           b) FORM OF: Class B Shares Rule 12b-1 Plan incorporated herein by reference to Exhibit No. 23(m)(2) to PEA #4.

2) Rising Dividend Growth Fund.

           a) FORM OF: The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(2)(a) to PEA No. 5.

           b) FORM OF: The Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(2)(b) to PEA No. 5.

(n) Financial Data Schedule -- not applicable.

(o) Rule 18f-3 Plan

      1) Eastern Point Advisors Twenty Fund.

           a) Incorporated herein by reference to Exhibit No. 23(o) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

           b) FORM OF: Class B shares Rule 18f-3Plan incorporated herein by reference to Exhibit No. 23(o)(2) of PEA #4.

      2) Rising Dividend Growth Fund.

           a) FORM OF: Rule 18f-3 Multiple Class Plan is incorporated herein by reference to Exhibit No. 23(o)(2)(a) to PEA No. 5.
..

(p) 1) Code of Ethics for Registrant, the Advisor and the Investors Capital Corp. filed are incorporated herein by reference to Exhibit No. 23(p) to Post-Effective Amendment No. 1 filed electronically January 29, 2001.

      2) Code of Ethics for First Dominion Capital Corp. incorporated herein by reference to Exhibit No. 23(p)(2) to PEA #4.

      3) Code of Ethics for Dividend Growth Advisors, Inc. to be provided by amendment.

(q) Powers of Attorney -- Incorporated herein by reference to Exhibit No. 23(q)to Post-Effective Amendment No. 1 filed electronically January 29, 2001.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not Applicable

ITEM 25.  INDEMNIFICATION

Trust Instrument (Article IX, Section 2) limits the liabilities of Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by Section 3817 of Chapter 38 of Title 12 of the Delaware Code, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant maintains Errors and Omissions insurance with Directors and Officers liability coverage.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Eastern Point Advisors, Inc. (the "Advisor"), is a registered investment adviser incorporated on December 4, 1995. The Advisor is primarily engaged in the investment advisory business. The Funds are the only registered investment company to which the Advisor serves as investment adviser. Information as to the officers and directors of the Advisor is included in its Form ADV filed July 14, 1999 with the Securities and Exchange Commission (Registration Number 801-48771) and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) (1) Investors Capital Corporation, 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940 serves as a distributor of the shares of the Funds. Investors Capital Corporation currently does not act as principal underwriter for any other registered investment companies. Theodore E. Charles is considered to have a controlling interest in Investors Capital Corporation by virtue of his majority ownership interest in Investors Capital Holding, Ltd., the parent corporation of Investors Capital Corporation.

      (2) First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 also serves as distributor to Vontobel Funds, Inc., The World Funds, Inc., Satuit Capital Management Trust and the World Insurance Trust.

(b) (1) Investors Capital Corporation.

Name and                 Positions and Offices            Positions and
Offices
Principal Address        with Underwriter                 with Registrant

*Theodore E. Charles     Chairman of the Board,              None
                         Chief Executive Officer,
                         and Treasurer

*Timothy B. Murphy       Director and President              None

*Janice M. Charles       Director and Treasurer              None

* All addresses are Investors Capital Corporation, 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940 unless otherwise indicated.

(b) (2) First Dominion Capital Corp.
                                                                    Position and
           Name and Principal       Position and Offices      Offices with
           Business Address         with Underwriter          Fund

           John Pasco, III          President, Chief           None
           1500 Forest Avenue       Financial Officer
           Suite 223                and Treasurer
           Richmond VA 23229

           Mary T. Pasco            Director                   None
           1500 Forest Avenue
           Suite 223
           Richmond, VA 23229

           Lori J. Martin           Vice President and         None
           1500 Forest Avenue       Assistant Secretary
           Suite 223
           Richmond, VA 23229

           F. Byron Parker, Jr.     Secretary                  None
           Parker and McMakin
              Law Group
           1500 Forest Avenue
           Suite 222
           Richmond, VA 23229


(c) Investors Capital Corporation is an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)   Eastern Point Advisors
      230 Broadway East
      Lynnfield, Massachusetts 01940-2320
      (records relating to its function as investment adviser to the Eastern Point Advisors Twenty Fund and Rising Dividend Growth Fund).

(b) Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109 (records relating to its functions as custodian).

(c) Fund Services, Inc. 1500 Forest Avenue, Suite 111 Richmond, Virginia 23229 records relating to its function as transfer agent for the Eastern Point Advisors Twenty Fund and Rising Dividend Growth Fund).

(d) Commonwealth Shareholder Services, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229 (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator for the Eastern Point Advisors Twenty Fund and Rising Dividend Growth Fund).

(e)   Investors Capital
      230 Broadway East
      Lynnfield, Massachusetts 01940-2320
      (records relating to its function as distributor for the Funds it services).

(f) First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223, Richmond, VA 23229 (records relating to its function as distributor for the Funds it services).

(g) Commonwealth Fund Accounting, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229
    (records relating to its function as fund accounting agent for the Eastern
       Point Advisors Twenty Fund and Rising Dividend Growth Fund).

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lynnfield and the Commonwealth of Massachusetts on this 2nd day of February 2004.

                             INVESTORS CAPITAL FUNDS
                             (Registrant)


                            By: /s/ Timothy B. Murphy
                             -----------------------------
                               Timothy B. Murphy,
                                Treasurer and Trustee



Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                         Title                               Date


/s/ Theodore E. Charles           Chairman of the Board               02/02/04
------------------------------    of Trustees and President
Theodore E. Charles


/s/ Timothy B. Murphy             Treasurer and Trustee               02/02/04
------------------------------
Timothy B. Murphy

/s/ Robert T. Martin*             Trustee                             02/02/04
------------------------------
Robert T. Martin

/s/ John S. Rando*                Trustee                             02/02/04
------------------------------
John S. Rando

/s/ Arthur E. Stickney*           Trustee                             02/02/04
-----------------------------
Arthur E. Stickney

* By: /s/ Timothy B. Murphy
---------------------------

                            EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT


Item No.             Description
--------             -------------

23(j)(1)        Consent of Counsel
23(j)(2)        Consent of Briggs Bunting & Dougherty, LLP

                                                                EXHIBIT 23(j)(1)

                    Law Office of C. David Weller, P.L.L.C.


Telephone: 603.422.9592                                        One Harbour Place
Facsimile: 603-422-0482                                                Suite 115
E-Mail: cdwesq@wellerlaw.com                                Portsmouth, NH 03801







                               CONSENT OF COUNSEL

     I hereby consent to the use and incorporation by reference in Post-Effective Amendment No. 6 of my firm's opinion and consent of counsel which was filed as Exhibit No. 23(i) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, of Eastern Point Advisors Funds Trust.



LAW OFFICER OF C. DAVID WELLER, P.L.L.C.



/s/ C. David Weller, Esq.
--------------------------
C. David Weller, Esq.

Portsmouth, NH
January 30, 2004

                                                                EXHIBIT 23(j)(2)



CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




We consent to the use of our report dated October 22, 2003 (except for Note 8, as to which the date is November 7, 2003), incorporated in this Registration Statement by reference, included in the September 30, 2003 Annual Report to the shareholders of Eastern Point Advisors Funds Trust (comprising, Eastern Point Advisors Twenty Fund), and to the references to our firm under the captions "Financial Highlights" in the prospectus, the cover page of the Statement of Additional Information, and under the captions "Independent Auditors" and "Audited Financial Statements" in the Statement of Additional Information.




                                     BRIGGS,   BUNTING  &  DOUGHERTY, LLP


Philadelphia, Pennsylvania
January 29, 2004